Schedule of Income before Income Tax, Domestic and Foreign (Details)	12 Months Ended
Feb. 29, 2016 CAD
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 1	CAD (1,739,938)
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 2	461,075
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 3	1,441,059
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 4	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 5	(16,528)
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 6	(22,356)
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 7	(1,739,938)
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 8	444,547
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 9	1,418,703
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 10	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 11	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 12	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 13	(436,654)
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 14	108,965
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 15	255,408
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 16	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 17	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 18	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 19	(436,654)
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 20	108,965
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 21	CAD 255,408